Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%		Shares	Value
Aerospace & Defense - 1.2%
Babcock International Group PLC		2,020	$19,010
Electro Optic Systems Holdings Ltd. (a)		24,100	19,908
QinetiQ Group PLC		2,570	12,886
			51,804

Air Freight & Logistics - 0.4%
Sankyu, Inc.		400	16,439

Automobile Components - 2.1%
Exco Technologies Ltd.		1,470	5,976
Gestamp Automocion SA (b)		3,310	9,328
Linamar Corp.		310	10,739
Opmobility		940	9,338
Pacific Industrial Co. Ltd.		1,600	14,806
Sumitomo Riko Co. Ltd.		1,300	15,208
Toyota Boshoku Corp.		1,100	14,669
Valeo SE		1,040	9,764
			89,828

Automobiles - 0.4%
Trigano SA		150	16,855

Banks - 9.5%
Awa Bank Ltd.		1,200	23,121
Banca Sistema SpA (b)		6,077	10,527
Banco di Desio e della Brianza SpA		1,320	11,378
Bank Danamon Indonesia Tbk PT		56,900	8,383
Bank of East Asia Ltd.		14,578	21,817
Basellandschaftliche Kantonalbank		9	9,327
Dah Sing Financial Holdings Ltd.		5,200	19,470
First Bank of Toyama Ltd.		3,300	25,578
Heartland Group Holdings Ltd.		15,500	6,801
Hyakujushi Bank Ltd.		900	21,112
Iyogin Holdings, Inc.		2,300	27,342
Norion Bank AB (a)		2,581	8,906
Oma Saastopankki Oyj		800	7,536
Raiffeisen Bank International AG		900	23,220
Spar Nord Bank AS (a)		380	11,483
Sparebank 1 Oestlandet		1,300	20,322
Sparebanken More		1,071	10,461
Sparebanken Sor		1,040	19,474
Sparebanken Vest		1,440	18,838
Sparekassen Sjaelland-Fyn AS		300	12,174
Suruga Bank Ltd.		2,700	24,392
TOMONY Holdings, Inc.		7,900	28,625
Unicaja Banco SA (b)		10,470	19,362
Vestjysk Bank AS		15,529	9,848
			399,497

Beverages - 0.7%
AG Barr PLC		1,220	9,716
C&C Group PLC		12,300	20,618
			30,334

Biotechnology - 0.5%
Pharma Foods International Co. Ltd.		3,700	22,197

Building Products - 1.1%
Bunka Shutter Co. Ltd.		1,100	13,832
Forbo Holding AG		15	13,682
Sanko Metal Industrial Co. Ltd.		300	11,066
Schweiter Technologies AG		18	8,149
			46,729

Capital Markets - 2.9%
Altshuler Shaham Finance Ltd.		4,810	6,797
Azimut Holding SpA		523	14,644
CI Financial Corp.		880	19,061
Jupiter Fund Management PLC		22,040	20,186
Leonteq AG		500	9,970
Liontrust Asset Management PLC		1,600	7,668
Man Group PLC/Jersey		8,650	22,199
Plus500 Ltd.		550	19,524
			120,049

Chemicals - 1.9%
Dai Nippon Toryo Co. Ltd.		1,200	9,383
Fuso Chemical Co. Ltd.		1,000	23,123
Hodogaya Chemical Co. Ltd.		1,200	12,595
Soken Chemical & Engineering Co. Ltd.		1,000	10,381
Tessenderlo Group SA		377	10,061
Tokuyama Corp.		800	15,002
			80,545

Commercial Services & Supplies - 1.5%
DO & CO AG (a)		54	9,518
ISS AS		530	12,170
Mitsubishi Pencil Co. Ltd.		800	13,573
Okamura Corp.		1,100	14,504
Prestige International, Inc.		3,200	14,169
			63,934

Communications Equipment - 0.4%
Evertz Technologies Ltd.		1,000	7,150
Ituran Location and Control Ltd.		310	11,210
			18,360

Construction & Engineering - 2.7%
Costain Group PLC		17,550	23,917
Fukuda Corp.		100	3,493
Hazama Ando Corp.		1,600	14,619
JGC Holdings Corp.		1,400	11,039
KAWADA TECHNOLOGIES, Inc.		800	15,624
Mitsubishi Kakoki Kaisha Ltd.		1,500	13,681
Miyaji Engineering Group, Inc.		1,100	13,190
Novac Co. Ltd.		500	9,318
NRW Holdings Ltd.		4,800	8,339
			113,220

Construction Materials - 0.7%
Cementir Holding NV		1,200	17,342
Forterra PLC (b)		6,021	13,393
			30,735

Consumer Finance - 0.5%
International Personal Finance PLC		8,100	15,809
Solvar Ltd.		8,200	7,447
			23,256

Consumer Staples Distribution & Retail - 1.2%
Life Corp.		2,000	25,854
MARR SpA		2,220	23,422
			49,276

Containers & Packaging - 1.6%
Fuji Seal International, Inc.		900	15,783
Mayr Melnhof Karton AG		240	20,539
Orora Ltd.		13,900	16,406
Vetropack Holding AG		451	14,299
			67,027

Distributors - 1.1%
Inchcape PLC		1,400	12,117
MEKO AB		1,580	19,176
Yamae Group Holdings Co. Ltd.		1,000	16,017
			47,310

Diversified Consumer Services - 0.2%
San Holdings, Inc.		1,300	10,370

Electric Utilities - 0.5%
Elmera Group ASA (b)		6,580	22,172

Electrical Equipment - 0.6%
Endo Lighting Corp.		1,600	14,754
Mersen SA		600	11,977
			26,731

Electronic Equipment, Instruments & Components - 2.5%
Daitron Co. Ltd.		500	11,004
Enplas Corp.		400	11,748
ESPEC Corp.		800	12,780
Esprinet SpA (a)		2,940	15,662
Horiba Ltd.		300	20,138
Sesa SpA		280	20,733
Sun-Wa Technos Corp.		1,000	14,226
			106,291

Energy Equipment & Services - 2.6%
Aker Solutions ASA		3,050	9,804
CES Energy Solutions Corp.		2,030	10,439
Enerflex Ltd.		990	7,650
Pason Systems, Inc.		2,200	20,104
SBM Offshore NV		460	9,802
Schoeller-Bleckmann Oilfield Equipment AG		530	20,373
Subsea 7 SA		800	12,791
Technip Energies NV		540	17,619
			108,582

Financial Services - 4.3%
Australian Finance Group Ltd.		9,000	9,015
Banca IFIS SpA		780	18,158
BFF Bank SpA (b)		1,400	11,588
Corp. Financiera Alba SA		80	7,249
Financial Partners Group Co. Ltd.		1,200	18,574
GRENKE AG		1,040	15,380
Kinnevik AB – Class B		2,750	19,412
OFX Group Ltd. (a)		25,900	18,295
OSB Group PLC		4,720	26,399
PayPoint PLC		1,230	9,946
Peugeot Invest SA		180	13,596
Worldline SA/France (a)(b)		1,850	11,365
			178,977

Food Products - 2.8%
Austevoll Seafood ASA		1,490	13,950
Ebro Foods SA		800	14,516
Elders Ltd.		2,800	11,799
Lassonde Industries, Inc. - Class A (Acquired 7/12/2022 - 6/28/2023, Cost $3,199) (c)		40	5,859
Newlat Food SpA (a)		1,500	24,394
Origin Enterprises PLC		2,856	9,683
Premier Foods PLC		5,890	13,953
Riken Vitamin Co. Ltd.		1,400	22,631
			116,785

Gas Utilities - 0.7%
Italgas SpA		3,850	27,605

Ground Transportation - 2.2%
Jungfraubahn Holding AG		70	15,075
Lindsay Australia Ltd.		16,417	7,337
Maruzen Showa Unyu Co. Ltd.		600	24,145
Sakai Moving Service Co. Ltd.		900	15,035
Sixt SE		220	18,955
Zigup PLC		2,700	10,305
			90,852

Health Care Equipment & Supplies - 2.2%
El.En. SpA		680	6,762
Japan Lifeline Co. Ltd.		2,100	21,455
Nakanishi, Inc.		1,200	17,253
Paramount Bed Holdings Co. Ltd.		1,100	18,299
Rion Co. Ltd.		1,200	19,927
Riverstone Holdings Ltd.		11,600	8,012
			91,708

Health Care Providers & Services - 2.4%
Charm Care Corp. KK		2,300	20,612
Medical Facilities Corp.		2,000	23,224
Oriola Oyj - Class B		9,200	11,122
Ship Healthcare Holdings, Inc.		1,600	21,414
Toho Holdings Co. Ltd.		800	23,859
			100,231

Health Care Technology - 0.4%
Software Service, Inc.		200	15,628

Hotels, Restaurants & Leisure - 0.7%
Fast Fitness Japan, Inc.		1,500	13,757
Jumbo Interactive Ltd.		2,600	17,242
			30,999

Household Durables - 0.8%
Kaufman & Broad SA		630	21,957
MJ Gleeson PLC		1,620	9,889
			31,846

Insurance - 6.5%
Beazley PLC		1,450	17,464
Brookfield Wealth Solutions Ltd.		330	17,245
Coface SA		880	16,877
Direct Line Insurance Group PLC		3,350	12,190
FBD Holdings PLC		667	10,312
Grupo Catalana Occidente SA		550	29,254
Harel Insurance Investments & Financial Services Ltd.		500	7,998
Hiscox Ltd.		1,510	23,000
Just Group PLC		7,800	14,811
Lancashire Holdings Ltd.		1,800	13,439
Phoenix Financial Ltd.		620	11,523
SCOR SE		930	26,858
Solid Forsakring AB		1,500	12,669
Steadfast Group Ltd.		6,200	22,545
Unipol Assicurazioni SpA		1,080	17,289
Vienna Insurance Group AG Wiener Versicherung Gruppe		260	11,468
Wuestenrot & Wuerttembergische AG		500	7,223
			272,165

IT Services - 3.5%
Argo Graphics, Inc.		400	13,924
Aubay		170	8,830
Computacenter PLC		350	11,115
Digital Hearts Holdings Co. Ltd.		1,700	11,162
GFT Technologies SE		1,010	24,629
Indra Sistemas SA		730	21,162
Itfor, Inc.		1,500	14,944
Mitsubishi Research Institute, Inc.		600	18,885
Pole To Win Holdings, Inc.		3,100	8,131
Wavestone		300	15,796
			148,578

Leisure Products - 1.6%
Catana Group		1,718	8,141
Furyu Corp.		3,100	20,065
Italian Sea Group SPA		2,400	15,750
Kawai Musical Instruments Manufacturing Co. Ltd.		700	13,387
Spin Master Corp. (b)		650	10,868
			68,211

Machinery - 7.6%
Airman Corp.		800	10,222
Bucher Industries AG		23	9,653
Danieli & C Officine Meccaniche SpA		450	11,579
Duerr AG		960	24,251
Hokuetsu Industries Co. Ltd.		800	10,222
Iveco Group NV		540	8,876
Komax Holding AG		110	12,483
METAWATER Co. Ltd.		1,200	15,443
Morgan Advanced Materials PLC		3,900	10,252
NGK Insulators Ltd.		1,000	12,321
Norma Group SE		710	9,802
Obara Group, Inc.		500	10,960
Okamoto Machine Tool Works Ltd.		500	12,618
OKUMA Corp.		900	20,705
Pegasus Co. Ltd.		3,200	11,285
Rieter Holding AG		90	7,450
SFS Group AG		65	8,215
Stabilus SE		370	9,721
Stadler Rail AG		870	20,387
Takuma Co. Ltd.		2,200	27,076
Tocalo Co. Ltd.		2,000	22,335
Tsugami Corp.		1,900	23,321
Vesuvius PLC		4,490	22,649
			321,604

Media - 1.5%
Atresmedia Corp. de Medios de Comunicacion SA		4,800	26,919
ReWorld Media SA (a)		3,900	6,507
RTL Group SA		230	8,721
Team Internet Group PLC		8,400	6,456
Vector, Inc.		2,200	14,904
			63,507

Metals & Mining - 1.0%
Iluka Resources Ltd.		3,800	9,263
Maruichi Steel Tube Ltd.		600	13,363
Perenti Ltd.		21,000	17,605
			40,231

Multi-Utilities - 0.5%
ACEA SpA		980	20,198

Oil, Gas & Consumable Fuels - 5.1%
Ampol Ltd.		1,200	17,653
Baytex Energy Corp.		7,470	16,559
Birchcliff Energy Ltd.		4,500	20,889
Cardinal Energy Ltd. (Acquired 5/4/2021 - 6/28/2023, Cost $11,103) (c)		3,840	17,265
EnQuest PLC (a)		60,200	12,178
Harbour Energy PLC		5,440	14,793
Kosmos Energy Ltd. (a)		5,830	13,292
NuVista Energy Ltd. (Acquired 5/26/2023, Cost $18,344) (a)(c)		2,210	20,886
Pantheon Resources PLC (a)		22,318	18,653
Parkland Corp. (Acquired 11/21/2024, Cost $21,894) (c)		900	22,527
Tamarack Valley Energy Ltd.		5,330	16,186
Tullow Oil PLC (a)		30,859	6,370
Vermilion Energy, Inc.		2,150	17,405
			214,656

Paper & Forest Products - 0.4%
Arctic Paper SA		2,200	8,913
Western Forest Products, Inc. (a)		21,300	6,290
			15,203

Passenger Airlines - 0.6%
Air Canada (a)		1,340	13,195
easyJet PLC		2,100	12,075
			25,270

Personal Care Products - 0.5%
PZ Cussons PLC		9,300	9,380
Shinnihonseiyaku Co. Ltd.		800	12,589
			21,969

Professional Services - 7.6%
AFRY AB		1,280	24,373
Altech Corp.		500	8,651
Bertrandt AG		410	10,311
Bewith, Inc.		2,300	24,654
Career Design Center Co. Ltd.		600	7,189
Creek & River Co. Ltd.		1,200	13,489
EJ Holdings, Inc.		800	8,908
FULLCAST Holdings Co. Ltd.		1,500	15,829
Gakujo Co. Ltd.		1,400	16,965
Hays PLC		23,460	24,056
Hito Communications Holdings, Inc.		1,700	11,015
McMillan Shakespeare Ltd.		2,300	21,160
Nisso Holdings Co. Ltd.		1,400	7,043
Pagegroup PLC		2,000	7,905
Pasona Group, Inc.		1,100	15,893
PeopleIN Ltd. (a)		17,000	9,802
SmartGroup Corp. Ltd.		4,500	20,944
SThree PLC		5,300	18,194
Tinexta SpA		1,700	16,633
Transcosmos, Inc.		600	12,790
UT Group Co. Ltd.		1,100	15,195
Will Group, Inc.		1,500	9,531
			320,530

Semiconductors & Semiconductor Equipment - 1.6%
AIXTRON SE		1,300	14,433
Melexis NV		240	13,514
Optorun Co. Ltd.		1,900	19,496
UMS Integration Ltd.		11,525	9,480
X-Fab Silicon Foundries SE (a)(b)		2,100	8,533
			65,456

Software - 0.7%
Cresco Ltd.		1,200	9,580
F-Secure Oyj		4,500	8,535
Fukui Computer Holdings, Inc.		500	11,402
			29,517

Specialty Retail - 3.1%
AutoCanada, Inc. (a)		1,650	18,701
Card Factory PLC		16,500	17,640
Eagers Automotive Ltd.		2,200	20,780
Halfords Group PLC		8,500	14,104
Shaver Shop Group Ltd.		8,000	6,424
Shimamura Co. Ltd.		200	11,463
Super Retail Group Ltd.		1,900	15,456
United Arrows Ltd.		600	8,492
Vertu Motors PLC		12,040	8,204
Watches of Switzerland Group PLC (a)(b)		1,610	8,684
			129,948

Technology Hardware, Storage & Peripherals - 0.4%
MIMAKI ENGINEERING Co. Ltd.		1,400	15,621

Textiles, Apparel & Luxury Goods - 0.5%
Dr Martens PLC		12,830	8,521
HUGO BOSS AG		290	11,025
			19,546

Trading Companies & Distributors - 1.5%
Kamei Corp.		1,100	14,584
Wajax Corp.		1,500	18,356
Yamazen Corp.		1,600	14,132
Yuasa Trading Co. Ltd.		500	15,201
			62,273
TOTAL COMMON STOCKS (Cost $3,802,207)			4,100,655

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%		Shares	Value
Health Care REITs - 0.4%
Aedifica SA		250	16,883

Retail REITs - 0.5%
SmartCentres Real Estate Investment Trust		1,220	21,440
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $36,963)			38,323

SHORT-TERM INVESTMENTS - 1.0%			Value
Time Deposits - 1.0%		Par
Brown Brothers Harriman and Co., 0.11%, 04/01/2025 (d)	JPY	1,498,000	9,987
Citigroup, Inc., 3.68%, 04/01/2025 (d)		33,140	33,140
Citigroup, Inc., 1.35%, 04/01/2025 (d)	EUR	17	19
TOTAL SHORT-TERM INVESTMENTS (Cost $43,146)			43,146

TOTAL INVESTMENTS - 99.4% (Cost $3,882,316)			4,182,124
Other Assets in Excess of Liabilities - 0.6%			25,159
TOTAL NET ASSETS - 100.0%			$4,207,283
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

EUR - Euro JPY - Japanese Yen
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $125,820 or 3.0% of the Fund’s net assets.

(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2025, the value of these securities total $66,537 or 1.6% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley International Small Cap Diversified Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$793,454	$3,307,201	$–	$4,100,655
Real Estate Investment Trusts - Common	21,440	16,883	–	38,323
Time Deposits	–	43,146	–	43,146
Total Investments	$814,894	$3,367,230	$–	$4,182,124

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)
Japan	$1,452,107	34.5%
United Kingdom	545,947	13.0
Canada	348,014	8.3
Australia	277,420	6.6
Italy	275,198	6.5
France	195,480	4.6
Germany	145,730	3.5
Switzerland	128,690	3.1
Spain	127,790	3.0
Norway	115,021	2.7
Austria	85,118	2.0
Sweden	84,536	2.0
Denmark	63,017	1.5
Israel	57,052	1.4
Belgium	48,991	1.2
Hong Kong	41,287	1.0
Ireland	40,613	1.0
Finland	27,193	0.6
Singapore	17,492	0.4
United States	13,292	0.3
Netherlands	9,802	0.2
Poland	8,913	0.2
Luxembourg	8,721	0.2
Indonesia	8,383	0.2
New Zealand	6,801	0.2
Ghana	6,370	0.2
Cash and Other	68,305	1.6
	$4,207,283	100.0%